Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 148,221,734.24
Total Fee Amount	20,469.42
Total Offset Amount	0.00
Net Fee	$ 20,469.42
Offering Table N/A
Offset Table N/A	N/A